Calvert
Equity Fund
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Capital Markets — 8.1%
Intercontinental Exchange, Inc.	550,475	$ 67,768,977
Moody's Corp.	86,574	39,211,096
MSCI, Inc.	91,069	51,002,283
S&P Global, Inc.	270,239	110,057,535
		$ 268,039,891
Chemicals — 7.9%
Air Products and Chemicals, Inc.	150,945	$ 44,254,055
Ecolab, Inc.	371,716	103,563,795
Linde PLC	218,353	113,312,106
		$261,129,956
Commercial Services & Supplies — 1.9%
Copart, Inc.(1)	1,077,819	$30,383,718
Veralto Corp.	380,042	33,702,124
		$64,085,842
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	20,961	$19,608,386
Dollar General Corp.	396,734	45,668,051
		$65,276,437
Containers & Packaging — 0.5%
Ball Corp.	271,307	$16,929,557
		$16,929,557
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	130,398	$22,991,775
TE Connectivity PLC	84,834	17,103,383
		$40,095,158
Entertainment — 1.9%
Netflix, Inc.(1)	867,423	$61,934,002
		$61,934,002
Financial Services — 9.9%
Mastercard, Inc., Class A	318,618	$163,642,205
Visa, Inc., Class A	475,503	163,140,324
		$326,782,529
Health Care Equipment & Supplies — 3.0%
IDEXX Laboratories, Inc.(1)	126,845	$66,776,282
Intuitive Surgical, Inc.(1)	82,716	32,894,499
		$99,670,781
Security	Shares	Value
Hotels, Restaurants & Leisure — 0.5%
Starbucks Corp.	153,552	$ 15,691,479
		$ 15,691,479
Insurance — 3.4%
Aon PLC, Class A	90,719	$ 30,090,585
Marsh & McLennan Cos., Inc.	495,184	82,532,317
		$ 112,622,902
Interactive Media & Services — 4.2%
Alphabet, Inc., Class C	393,132	$ 138,905,330
		$138,905,330
IT Services — 5.1%
Gartner, Inc.(1)	235,809	$30,565,563
VeriSign, Inc.	550,449	138,470,950
		$169,036,513
Life Sciences Tools & Services — 19.0%
Agilent Technologies, Inc.	983,444	$130,630,867
Danaher Corp.	809,015	154,101,177
Mettler-Toledo International, Inc.(1)	32,307	41,272,516
Revvity, Inc.	411,921	45,830,330
Thermo Fisher Scientific, Inc.	315,982	158,420,735
West Pharmaceutical Services, Inc.	267,454	96,015,986
		$626,271,611
Machinery — 4.5%
IDEX Corp.	235,406	$53,425,392
Xylem, Inc.	798,139	94,348,011
		$147,773,403
Pharmaceuticals — 2.5%
Zoetis, Inc.	1,149,961	$82,636,198
		$82,636,198
Professional Services — 7.4%
Equifax, Inc.	628,612	$99,773,296
Verisk Analytics, Inc.	808,139	145,085,195
		$244,858,491
Software — 6.5%
Adobe, Inc.(1)	99,944	$20,490,519
Intuit, Inc.	201,035	52,470,135
Microsoft Corp.	334,577	124,803,912
Tyler Technologies, Inc.(1)	61,736	18,055,311
		$215,819,877
Specialized REITs — 3.0%
American Tower Corp.	476,725	$77,977,908

Calvert
Equity Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialized REITs (continued)
Crown Castle, Inc.	293,432	$ 22,221,606
		$ 100,199,514
Specialty Retail — 5.1%
O'Reilly Automotive, Inc.(1)	351,609	$ 32,379,673
TJX Cos., Inc.	887,846	134,508,669
		$ 166,888,342
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	382,901	$ 15,718,086
		$15,718,086
Venture Capital — 0.0%†
20/20 Gene Systems, Inc.(1)(2)(3)	73,397	$187,162
Digital Directions International, Inc.(1)(2)(3)	354,389	0
Ivy Capital (Proprietary) Ltd.(1)(2)(3)	950,000	48,718
		$235,880
Total Common Stocks (identified cost $1,778,246,899)		$3,240,601,779

Preferred Stocks — 0.0%†

Security	Shares	Value
Venture Capital — 0.0%†
Sword Diagnostics(1)(2)(3)	1,264,108	$ 129,318
Total Preferred Stocks (identified cost $432,472)		$ 129,318

Venture Capital Limited Partnership Interests — 0.6%

Security	Value
Accion Frontier Inclusion Fund LP(1)(2)(3)	$ 1,652,182
Africa Renewable Energy Fund LP(1)(2)(3)	75,739
Coastal Ventures III LP(1)(2)(3)	391,274
Core Innovations Capital I LP(1)(2)(3)	4,430,186
Cross Culture Ventures I LP(1)(2)(3)	892,927
DBL Equity Fund BAEF II LP(1)(2)(3)	4,531,151
DBL Partners III LP(1)(2)(3)	4,119,938
Security	Value
First Analysis Private Equity Fund V LP(1)(2)(3)	$ 558,709
LeapFrog Financial Inclusion Fund(1)(2)(3)	12,920
New Markets Venture Partners II LP(1)(2)(3)	41,718
Owl Ventures LP(1)(2)(3)	961,888
Renewable Energy Asia Fund LP(1)(2)(3)	946
SJF Ventures III LP(1)(2)(3)	325,938
Westly Capital Partners Fund II LP(1)(2)(3)	1,084
Total Venture Capital Limited Partnership Interests (identified cost $5,270,524)	$ 17,996,600

Short-Term Investments — 1.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(4)	50,803,656	$ 50,803,656
Total Short-Term Investments (identified cost $50,803,656)		$ 50,803,656
Total Investments — 100.2% (identified cost $1,834,753,551)		$3,309,531,353
Other Assets, Less Liabilities — (0.2)%		$ (6,142,843)
Net Assets — 100.0%		$3,303,388,510

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(3)	Restricted security. Total market value of restricted securities amounts to $18,361,798, which represents 0.6% of the net assets of the Fund as of June 30, 2026.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.

Abbreviations:
REITs	– Real Estate Investment Trusts

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08, 8/27/13	$166,889
Accion Frontier Inclusion Fund LP	11/12/15, 12/6/23	671,711
Africa Renewable Energy Fund LP	4/17/14, 7/18/22	997,030
Coastal Ventures III LP	7/30/12, 1/9/19	10,836
Core Innovations Capital I LP	1/6/11, 6/30/17	0

Calvert
Equity Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
Cross Culture Ventures I LP	2/24/16, 12/15/25	$386,149
DBL Equity Fund BAEF II LP	3/30/11, 8/2/16	564,959
DBL Partners III LP	1/16/15, 4/28/22	870,896
Digital Directions International, Inc.	7/2/08, 7/15/09	683,778
First Analysis Private Equity Fund V LP	6/7/13, 6/13/18	0
Ivy Capital (Proprietary) Ltd.	9/12/12, 5/14/14	556,676
LeapFrog Financial Inclusion Fund	1/20/10, 1/23/19	0
New Markets Venture Partners II LP	7/21/08, 5/3/16	0
Owl Ventures LP	7/10/14, 10/30/25	15,000
Renewable Energy Asia Fund LP	9/29/10, 1/5/17	1,753,943
SJF Ventures III LP	2/6/12, 7/14/17	0
Sword Diagnostics, Preferred	12/26/06, 11/9/10	432,472
Westly Capital Partners Fund II LP	12/27/11, 4/16/21	0
		$7,110,339
The Fund did not have any open derivative instruments at June 30, 2026.
Affiliated Investments
At June 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $50,803,656, which represents 1.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$177,814,014	$1,126,896,584	$(1,253,906,942)	$ —	$ —	$50,803,656	$3,867,659	50,803,656

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Equity Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$3,240,365,899(2)	$ —	$ —	$3,240,365,899
Common Stocks - Venture Capital	—	—	235,880	235,880
Preferred Stocks - Venture Capital	—	—	129,318	129,318
Venture Capital Limited Partnership Interests	—	—	17,996,600	17,996,600
Short-Term Investments	50,803,656	—	—	50,803,656
Total Investments	$3,291,169,555	$ —	$18,361,798	$3,309,531,353

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2026 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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